Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets
Schedule of changes in the carrying value of goodwill by segment

The changes in the carrying value of goodwill by segment are as follows (in thousands):

	Weibo	Fintech	Total
Balance as of January 1, 2017	$10,266	$—	$10,266
New acquisitions (Note 6)	2,318	64,735	67,053
Foreign exchange impact	836	3,241	4,077
Balance as of December 31, 2017	$13,420	$67,976	$81,396
New acquisitions (Note 6)	27,152	652	27,804
Impairment provided in 2018	(10,554)	—	(10,554)
Foreign exchange impact	(672)	(3,734)	(4,406)
Balance as of December 31, 2018	$29,346	$64,894	$94,240
Foreign exchange impact	(357)	(790)	(1,147)
Balance as of December 31, 2019	$28,989	$64,104	$93,093

Schedule of intangible assets arising from acquisitions and land use rights

	As of December 31, 2018				As of December 31, 2019
		Accumulated	Accumulated			Accumulated	Accumulated
	Cost	Amortization	Impairment	Net	Cost	Amortization	Impairment	Net
	(In thousands)				(In thousands)
Land use rights	$202,340	$(2,341)	$—	$199,999	$199,879	$(6,315)	$—	$193,564
Technology	44,342	(22,747)	(11,598)	9,997	43,936	(24,412)	(11,457)	8,067
Supplier-relationship	9,738	(495)	—	9,243	9,619	(2,444)	—	7,175
Trademark and Domain name	5,623	(147)	—	5,476	5,555	(724)	—	4,831
Software	1,859	(1,859)	—	—	1,858	(1,858)	—	—
Others	11,275	(5,998)	(4,657)	620	11,139	(5,969)	(4,600)	570
Total	$275,177	$(33,587)	$(16,255)	$225,335	$271,986	$(41,722)	$(16,057)	$214,207

Schedule of estimated amortization expenses

Year Ended December 31,	(In thousands)
2020	$8,384
2021	8,344
2022	7,835
2023	6,680
2024 and thereafter	182,434
Total expected amortization expense*	$213,677

*   The table above excludes $0.5 million of indefinite lived intangible assets which was included in the category of Others.